Other Receivables	12 Months Ended
Dec. 31, 2011
Accounts Notes Loans And Financing Receivable Gross Allowance And Net [Abstract]
Other Receivables [Text Block]
		2011	2010
		$	$

	Trade debtors are net of:

	Provision for doubtful debt	24	19

	Other receivables include:

	Prepayments and accrued income	80	60
	Interest receivable	3	9
	Related parties. See Note 6.	3	3
	Exploration debtors	7	6
	Royalties receivable	14	5
	Short-term loan (1)	12	-
	Deferred loan fees	5	-
	Other debtors	11	6
		135	89

(1)	The loan bears interest at 6.5 percent per annum and is due in May 2012.